UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB Number: 3235-0578 Expires: February 28, 2007 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

Registrant Name: Nicholas-Applegate Convertible & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2007

Date of Reporting Period: November 30, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CORPORATE BONDS & NOTES-41.5%
	Advertising-0.7%
$10,700	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$11,288,500

	Apparel-1.1%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B3/B-	2,147,500
12,990	12.25%, 12/15/12	B3/B-	14,500,087
			16,647,587
	Automotive-1.2%
7,485	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	6,820,706
10,890	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B2/B-	12,060,675
			18,881,381
	Chemicals-3.2%
8,090	Georgia Gulf Corp., 10.75%, 10/15/16 (a)	B2/B	7,705,725
4,703	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	5,196,815
	Lyondell Chemical Co.,
5,115	10.875%, 5/1/09	B2/B	5,217,300
5,435	11.125%, 7/15/12	Ba2/BB	5,883,387
13,590	Mosaic Global Holdings, Inc., 11.25%, 6/1/11, Ser. B	B1/BB	14,354,437
5,125	PolyOne Corp., 10.625%, 5/15/10	B2/B+	5,483,750
4,830	Rhodia S.A., 10.25%, 6/1/10	B2/B-	5,518,275
			49,359,689
	Coal-0.5%
8,170	James River Coal Co., 9.375%, 6/1/12	Caa2/CCC-	7,189,600

	Commercial Services-2.1%
9,905	Cenveo Corp., 7.875%, 12/1/13	B3/B-	9,558,325
9,715	Hertz Corp., 10.50%, 1/1/16 (a)	B2/B	10,589,350
12,335	Vertrue, Inc., 9.25%, 4/1/14	Ba3/B	12,890,075
			33,037,750
	Computers-0.5%
8,515	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,302,125

	Electric-2.7%
13,025	AES Corp., 9.50%, 6/1/09	B1/B	13,936,750
12,750	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/B	14,152,500
12,630	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	13,829,850
			41,919,100
	Electronics-1.5%
13,155	IMAX Corp., 9.625%, 12/1/10	Caa1/B-	11,346,187
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	12,291,700
			23,637,887
	Financial Services-2.9%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB+	12,020,703
8,725	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	9,444,812
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	10,354,057
4,945	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	5,315,875
7,550	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	7,748,188
			44,883,635
	Food Products-0.9%
12,805	Pilgrim's Pride Corp., 9.625%, 9/15/11	Ba3/BB-	13,445,250

	Healthcare-0.9%
7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,765,750
6,475	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa2/CCC+	6,653,063
			13,418,813
	Home Builders-0.7%
12,160	William Lyon Homes, Inc., 10.75%, 4/1/13	B3/B	11,460,800

	Home Furnishings-1.8%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	11,824,800
14,600	Jarden Corp., 9.75%, 5/1/12	B3/B-	15,439,500
			27,264,300
	Machinery-0.9%
12,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB	13,732,575

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manufacturing-0.5%
$6,875	Clarke American Corp., 11.75%, 12/15/13	B3/B-	$7,150,000

	Metals & Mining-2.5%
7,710	AK Steel Corp., 7.875%, 2/15/09	B2/B+	7,710,000
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,306,575
4,855	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	5,024,925
13,420	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	14,594,250
			39,635,750
	Miscellaneous-0.8%
11,903	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	12,661,285

	Multi-Media-1.9%
12,870	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC-	12,676,950
6,450	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B2/B-	6,901,500
10,835	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	10,753,738
			30,332,188
	Office Furnishings-1.1%
	Interface, Inc.,
5,375	9.50%, 2/1/14	B3/CCC+	5,616,875
6,490	10.375%, 2/1/10	B1/B	7,090,325
3,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	4,094,280
			16,801,480
	Oil & Gas-0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	6,225,000

	Paper Products-1.2%
5,096	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	5,096,000
12,945	NewPage Corp., 12.00%, 5/1/13	Caa1/CCC+	13,656,975
			18,752,975
	Pharmaceuticals-0.5%
7,180	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC	7,287,700

	Pipelines-0.9%
13,330	Sonat, Inc., 7.625%, 7/15/11	B2/B	13,829,875

	Retail-4.2%
14,420	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	14,852,600
5,420	EPL Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	5,772,300
2,090	GSC Holdings Corp., 8.00%, 10/1/12	B1/B+	2,178,825
8,036	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	8,488,025
9,710	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	10,741,688
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	10,900,000
11,310	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/B-	11,719,988
			64,653,426
	Semi-Conductors-0.5%
8,090	Freescale Semiconductor, Inc., 10.125%, 12/15/16 (a)	B2/B	8,181,012

	Telecommunications-4.2%
8,475	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	B3/CCC+	8,835,188
12,400	Intelsat Bermuda Ltd, 11.25%, 6/15/16 (a)	Caa1/B	13,593,500
12,805	Level 3 Financing, Inc., 12.25%, 3/15/13	B2/CCC-	14,469,650
13,800	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B-	14,955,750
12,680	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	13,583,450
			65,437,538
	Transportation-0.4%
5,870	PHI, Inc., 7.125%, 4/15/13 (a)	B2/BB-	5,635,200

	Travel Services-0.8%
12,940	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/B-	12,713,550

	Total Corporate Bonds & Notes (cost-$627,168,800)		643,765,971

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-29.4%
	Automotive-2.2%
511	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa2/CCC-	$17,735,170
785	General Motors Corp., 5.25%, 3/6/32, Ser. B	Caa1/B-	16,304,450
			34,039,620
	Banking-1.0%
289	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	16,083,518

	Commercial Services-1.0%
305	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	14,935,788

	Electric-4.6%
445	AES Trust III, 6.75%, 10/15/29	B3/B	21,923,637
342	Entergy Corp., 7.625%, 2/17/09	NR/BBB	20,195,392
110	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	29,989,187
			72,108,216
	Financial Services-10.4%
560	Citigroup Funding, Inc., 0.00%, 9/27/08, Ser. GNW (c)	Aa1/AA-	17,640,000
410	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	12,710,000
684	Goldman Sachs Group, Inc., 12.00%, 12/12/07, Ser. CSCO	NR/NR	18,243,438
	Lehman Brothers Holdings, Inc.,
610	6.25%, 10/15/07, Ser. GIS	A1/A+	16,653,000
505	20.00%, 3/17/07, Ser. HPQ	A1/A+	16,826,600
261	20.00%, 8/15/07, Ser. UTX	A1/A+	15,752,089
	Morgan Stanley,
215	20.00%, 12/14/06, Ser. WLP	Aa3/A+	14,560,875
280	20.00%, 12/22/06, Ser. XOM	Aa3/A+	16,803,540
590	20.00%, 3/9/07, Ser. T	Aa3/A+	16,458,050
540	20.00%, 6/2/07, Ser. DIS	Aa3/A+	15,819,300
			161,466,892
	Insurance-4.2%
425	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	14,994,000
554	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	16,802,292
540	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	16,335,000
720	XL Capital Ltd, 6.50%, 5/15/07	A3/A-	16,588,800
			64,720,092
	Oil & Gas-1.5%
203	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	22,978,550

	Pharmaceuticals-1.1%
306	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	16,554,871

	Real Estate-1.1%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/B-	17,173,800

	Telecommunications-1.2%
330	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	18,397,500

	Waste Disposal-1.1%
51	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	Caa1/B	17,276,025

	Total Convertible Preferred Stock (cost-$441,644,762)		455,734,872

CONVERTIBLE BONDS & NOTES-23.0%
Principal
Amount
(000)
	Airlines-1.4%
$20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa1/CCC+	22,089,185

	Banks-0.9%
14,000	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	14,262,500

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Commercial Services-2.9%
$9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	$9,445,800
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	15,304,800
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	B3/B-	20,382,093
			45,132,693
	Computers-1.2%
16,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	18,778,000

	Electric-1.3%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	20,169,000

	Multi-Media-1.4%
20,995	EchoStar Communications Corp., 5.75%, 5/15/08	B1/B	21,414,900

	Oil & Gas-1.2%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	19,405,125

	Pharmaceuticals-1.1%
16,950	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	16,950,000

	Retail-1.3%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,010,120

	Semi-Conductors-1.4%
4,363	Amkor Technology, Inc., 5.00%, 3/15/07, Ser. AMKR	Caa3/CCC	4,357,546
16,750	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	16,687,188
			21,044,734
	Telecommunications-7.4%
19,000	American Tower Corp., 5.00%, 2/15/10	Ba3/BB-	19,023,750
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	17,191,875
3,200	Ciena Corp., 3.75%, 2/1/08	B2/B	3,116,000
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC-	18,803,250
19,800	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/B	19,923,750
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB+	20,346,250
16,845	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	16,276,481
			114,681,356
	Trucking/Leasing-1.5%
17,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	23,778,125

	Total Convertible Bonds & Notes (cost-$345,480,212)		357,715,738

U.S. GOVERNMENT SECURITIES-1.9%
	United States Treasury Notes,
10,785	10.375%, 11/15/12		11,338,162
16,275	12.00%, 8/15/13		18,221,653
	Total U.S. Government Securities (cost-$32,088,019)		29,559,815

Common Stock-0.5%
Shares
(000)
	Oil & Gas-0.5%
169	Hess Corp. (cost-$4,563,348)		8,516,844

SHORT-TERM INVESTMENTS-3.7%
Principal
Amount
(000)
	Corporate Bonds & Notes – 0.9%
	Hotels/Gaming-0.7%
$10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	B1/B+	10,788,750

	Real Estate-0.2%
2,715	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	NR/NR	2,725,181

	Total Corporate Bonds & Notes (cost-$13,450,970)		13,513,931

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount
(000)		Value*
	Time Deposit-2.8%
$44,186	Bank of America – London, 4.61%, 12/01/06	$44,186,232
	(cost-$44,186,232)

	Total Short-Term Investments (cost-$57,637,202)	57,700,163

	Total Investments (cost-$1,508,582,343)—100.0%	$1,552,993,403

Other Investments:

Interest rate cap agreement outstanding at November 30, 2006:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Depreciation
UBS AG	$525,000,000	1/15/08	$15,041,250	1 month LIBOR-BBA over 3% strike price	$(2,692,250)

Notes to Schedule of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A-security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2006.

Glossary:

LIBOR — London Interbank Offered Rate
NR — Not Rated
REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 24, 2007

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 24, 2007

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2007